Bank Indebtedness - Disclosure of Detailed Information About Bank Indebtedness Explanatory (Detail) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Bank overdraft 1	$ 3,393,082	$ 3,460,109	$ 976,779
Total		3,460,109	976,779
ATB Financial Revolving Operating Facility [Member] | Bank Borrowings [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
ATB Financial revolving operating facility	$ 3,393,082	$ 3,460,109
Operating Loan Facility [Member] | Bank Borrowings [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Operating loan facility			923,461
Bank Overdraft [Member] | Bank Borrowings [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Bank overdraft 1			$ 53,318